IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF
Consolidated Schedule of Investments
February 28, 2026 (Unaudited)

PURCHASED OPTIONS - 64.8% (a)(b)(c)	Notional Amount	Contracts	Value
Call Options - 64.8%
iShares Bitcoin Trust ETF, Expiration: 06/18/2026; Exercise Price: $40.01	$5,931,805	1,595	$491,547
SPDR Gold Shares, Expiration: 06/30/2026; Exercise Price: $380.01	7,304,625	151	1,672,338
TOTAL PURCHASED OPTIONS (Cost $2,024,641)			2,163,885

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 6.6%		Shares
First American Government Obligations Fund - Class X, 3.60% (d)		219,313	219,313
TOTAL MONEY MARKET FUNDS (Cost $219,313)			219,313

TOTAL INVESTMENTS - 71.4% (Cost $2,243,954)			2,383,198
Other Assets in Excess of Liabilities - 28.6%			954,062
TOTAL NET ASSETS - 100.0%			$3,337,260

Percentages are stated as a percent of net assets.

SPDR - Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.
(b)	100 shares per contract.
(c)	Exchange-traded.
(d)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF
Consolidated Schedule of Written Options
February 28, 2026 (Unaudited)

WRITTEN OPTIONS - (9.3)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (5.8)%
iShares Bitcoin Trust ETF, Expiration: 03/04/2026; Exercise Price: $38.00	$(2,845,035)	(765)	$(37,102)
SPDR Gold Shares, Expiration: 03/06/2026; Exercise Price: $475.00	(5,369,625)	(111)	(155,400)
Total Call Options			(192,502)

Put Options - (3.5)%
iShares Bitcoin Trust ETF
Expiration: 03/06/2026; Exercise Price: $35.50	(948,345)	(255)	(12,495)
Expiration: 03/06/2026; Exercise Price: $38.00	(2,372,722)	(638)	(93,148)
SPDR Gold Shares, Expiration: 03/04/2026; Exercise Price: $475.00	(1,499,625)	(31)	(12,013)
Total Put Options			(117,656)
TOTAL WRITTEN OPTIONS (Premiums received $385,333)			$(310,158)

Percentages are stated as a percent of net assets.

SPDR - Standard & Poor’s Depositary Receipt

(a)	100 shares per contract.
(b)	Exchange-traded.

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$2,163,885	$–	$2,163,885
Money Market Funds	219,313	–	–	219,313
Total Investments	$219,313	$2,163,885	$–	$2,383,198

Liabilities:
Investments:
Written Options	$–	$(310,158)	$–	$(310,158)
Total Investments	$–	$(310,158)	$–	$(310,158)

Refer to the Consolidated Schedule of Investments for further disaggregation of investment categories.